Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax [Abstract]
Current income tax	$ (242)	$ (1,452)	$ 141
Deferred income tax	(6,492)	5,703	10,994
Minimum presumed income tax	(135)
Income tax from continuing operations	$ (6,869)	$ 4,251	$ 11,135